Consolidated Statements of Operations and Comprehensive Income (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
NET SALES	$ 63,591,000		$ 73,785,000		$ 97,666,000
COST OF SALES	30,856,000		36,411,000		44,067,000
GROSS PROFIT	32,735,000		37,374,000		53,599,000
OPERATING EXPENSES
Research and development (a)	21,885,000	[1]	27,017,000	[1]	34,310,000	[1]
Selling, general and administrative (a)	24,721,000	[1]	30,898,000	[1]	34,594,000	[1]
Costs associated with exit activities (note 3)	3,027,000				3,343,000
Provision for litigation (note19)					9,422,000
Litigation income (note 19)	(75,000)				(100,000)
Total operating expenses	49,558,000		57,915,000		81,569,000
LOSS FROM OPERATIONS	(16,823,000)		(20,541,000)		(27,970,000)
NON-OPERATING INCOME
Interest income	1,035,000		1,303,000		1,706,000
Foreign exchange gain (loss), net	589,000		491,000		(217,000)
Gain on sale of long-term investments (note 9)	436,000				23,000
Gain on sale of real estate (note 10)	458,000
Other, net	432,000		646,000		873,000
Total non-operating income	2,950,000		2,440,000		2,385,000
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(13,873,000)		(18,101,000)		(25,585,000)
INCOME TAX EXPENSE (note 14)	1,184,000		992,000		1,103,000
NET LOSS FROM CONTINUING OPERATIONS	(15,057,000)		(19,093,000)		(26,688,000)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX		[1]	(6,000)	[1]	895,000	[1]
NET LOSS	(15,057,000)		(19,099,000)		(25,793,000)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Foreign currency translation adjustments	(1,416,000)		11,000		846,000
Unrealized (loss) gain on available-for-sale securities (note 9)	(398,000)		342,000		185,000
Unrealized pension gain (loss)	70,000		294,000		(65,000)
Total other comprehensive (loss) income	(1,744,000)		647,000		966,000
COMPREHENSIVE LOSS	(16,801,000)		(18,452,000)		(24,827,000)
BASIC AND DILUTED LOSS PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ (0.01)		$ (0.01)		$ (0.02)
Discontinued operations (in Dollars per share)	$ 0		$ 0		$ 0
(in Dollars per share)	$ (0.01)		$ (0.01)		$ (0.02)
NUMBER OF SHARES USED IN LOSS PER SHARE CALCULATION:
Basic and Diluted (in thousands) (in Shares)	1,362,465		1,435,778		1,552,190
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	489,000	[1]	700,000	[1]	930,000	[1]
Selling, general and administrative	$ 1,631,000	[1]	$ 1,909,000	[1]	$ 2,137,000	[1]

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE